STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, IPG Warrants, Fair Value Assumptions - IPG Incentive Warrants [Member]	12 Months Ended
Dec. 31, 2015
STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, IPG Warrants, Fair Value Assumptions [Line Items]
Volatility	134.00%
Risk-free interest rate	1.00%
Expected life (years)	3 years